RELATED PARTY LINES OF CREDIT AND NOTES PAYABLE (Details Textual)				2 Months Ended	12 Months Ended
	Feb. 07, 2014 USD ($) shares	Oct. 15, 2013 USD ($)	Aug. 01, 2013 USD ($) $ / shares	May 23, 2016 USD ($)	Mar. 31, 2016 USD ($) $ / shares	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 0.07
Debt Instrument, Convertible, Number of Equity Instruments					14,286
Debt Conversion, Original Debt, Amount					$ 1,000
Debt Instrument, Face Amount					$ 442,399	$ 909,477
Mikah Note Payable [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 0.07
Debt Instrument, Convertible, Number of Equity Instruments			1
Line of Credit Facility, Expiration Date			Aug. 31, 2016
Debt Instrument, Face Amount			$ 10,000,000
Debt Instrument Convertible Original Debt Amount			$ 1,000
Mikah Note Payable [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Debt Instrument, Convertible, Number of Equity Instruments			14,286
Mikah Note Payable [Member] | Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Original Debt, Amount	$ 10,000,000
Debt Instrument Convertible Original Debt Amount			$ 100,000
Debt Conversion, Converted Instrument, Shares Issued | shares	100
Hakim Credit Line [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,000,000
Line of Credit Facility, Expiration Date		Mar. 31, 2016
Line of Credit Facility, Interest Rate at Period End					10.00%
Debt Instrument, Face Amount					$ 718,309	583,071
Interest Payable, Current					70,784	18,105	$ 9,810
Interest Expense, Related Party					9,134
Interest Expense, Debt					$ 52,678	$ 63,947	16,674
Long-term Line of Credit							$ 528,750
Hakim Credit Line [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Interest Expense, Debt				$ 9,134